Stock-based Compensation Plans and Awards (Details 1) - Dec. 31, 2014 - Stock-based Compensation Plans and Awards [Member] - $ / shares	Total
Number outstanding	3,663,095
Number exercisable	1,165,783
.04 -.60
Number outstanding	1,223,938
Weighted average remaining contractual life	7 years 3 months 26 days
Weighted average exercise price	$ 0.05
Number exercisable	934,546
Weighted average exercise price, Exercisable	$ 0.06
.04 -.60 | Minimum [Member]
Exercise Prices	.04
.04 -.60 | Maximum [Member]
Exercise Prices	$ .60
.61- 1.20
Number outstanding	2,380,889
Weighted average remaining contractual life	9 years 1 month 13 days
Weighted average exercise price	$ 1.00
Number exercisable	172,968
Weighted average exercise price, Exercisable	$ 0.97
.61- 1.20 | Minimum [Member]
Exercise Prices	.61
.61- 1.20 | Maximum [Member]
Exercise Prices	$ 1.20
1.21-1.77
Number outstanding	58,268
Weighted average remaining contractual life	5 years 4 days
Weighted average exercise price	$ 1.77
Number exercisable	58,269
Weighted average exercise price, Exercisable	$ 1.77
1.21-1.77 | Minimum [Member]
Exercise Prices	1.21
1.21-1.77 | Maximum [Member]
Exercise Prices	$ 1.77